WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	BRAZIL — 10.7%
1,017,880	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$31,095,067
2,784,717	Inter & Co., Inc. - Class A	22,166,347
567,573	NU Holdings, Ltd. - Class A*	8,156,024
2,682,414	PRIO S.A.*	34,286,884
		95,704,322
	CHINA — 20.6%
993,453	Alibaba Group Holding Ltd.	15,571,868
44,783	Baidu, Inc. - ADR*	4,989,722
3,206,000	China Hongqiao Group Ltd.	14,482,156
391,859	Contemporary Amperex Technology Co., Ltd. - Class A	23,184,754
7,706,336	Jiangsu Zhongtian Technology Co., Ltd. - Class A	34,163,470
44,394	Kweichow Moutai Co., Ltd. - Class A	9,348,687
1,285,446	Melco Resorts & Entertainment Ltd. - ADR*	7,301,333
61,257	PDD Holdings, Inc. - ADR*	6,259,240
2,124,000	Ping An Insurance Group Co. of China Ltd. - Class H	16,331,900
557,514	Tencent Holdings, Ltd.	35,163,739
4,788,739	Wasion Holdings Ltd.	17,384,676
		184,181,545
	GREECE — 2.8%
3,081,596	Piraeus Bank S.A.*	25,317,384
	INDIA — 7.5%
8,925,655	Federal Bank, Ltd.	24,656,773
1,168,743	ICICI Bank Ltd.	15,003,443
1,461,855	Meesho Ltd.*	2,200,618
570,836	Phoenix Mills Ltd.	9,149,168
844,282	Shriram Finance Ltd.	7,855,048
2,367,713	Tata Capital Ltd.*	7,711,408
		66,576,458
	INDONESIA — 1.5%
18,681,952	Bank Central Asia Tbk P.T.	7,216,483
22,183,190	Bank Mandiri Persero Tbk P.T.	6,226,874
		13,443,357
	KAZAKHSTAN — 0.9%
112,699	Kaspi.KZ JSC - ADR*	8,347,615
	MEXICO — 3.4%
1,823,939	Cemex S.A.B. de C.V. - ADR	20,865,862

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
398,625	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$9,833,847
		30,699,709
	PERU — 3.0%
77,418	Credicorp Ltd.	26,258,637
	POLAND — 1.3%
434,639	XTB S.A.	11,118,689
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
	SAUDI ARABIA — 1.0%
188,723	Bupa Arabia for Cooperative Insurance Co.	8,990,786
	SINGAPORE — 2.5%
269,199	Sea Ltd. - ADR*	22,292,369
	SOUTH AFRICA — 1.5%
53,637	Capitec Bank Holdings Ltd.	13,178,257
	SOUTH KOREA — 15.1%
488,177	Coupang, Inc.*	9,216,782
123,605	Coway Co., Ltd.	5,987,614
119,220	HD Hyundai Marine Solution Co., Ltd.	14,720,715
58,930	Hyundai Rotem Co., Ltd.	6,786,132
411,972	Samsung Electronics Co., Ltd.	33,255,858
325,554	Shinhan Financial Group Co., Ltd.	19,403,461
30,054	SK hynix, Inc.	17,051,592
58,588	SK Square Co., Ltd.*	19,290,246
97,706	ST. Pharm Co., Ltd.	9,548,914
		135,261,314
	TAIWAN — 21.9%
4,888,370	Lite-On Technology Corp.	22,370,325
224,486	MediaTek, Inc.	10,767,510
2,446,710	Taiwan Semiconductor Manufacturing Co., Ltd.	141,504,313
450,000	Universal Microwave Technology, Inc.	20,889,890
		195,532,038
	TOTAL COMMON STOCKS
	(Cost $638,753,425)	836,902,480

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 4.0%
$35,884,403	UMB Bank, Money Market Special II, 3.43%[2]	$35,884,403
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $35,884,403)	35,884,403
	TOTAL INVESTMENTS — 97.7%
	(Cost $674,637,828)	872,786,883
	Other Assets in Excess of Liabilities — 2.3%	20,701,483
	TOTAL NET ASSETS — 100.0%	$893,488,366

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.